EMPLOYEE RELATED LIABILITIES (Schedule of Weighted Average Asset Allocations) (Details)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	100.00%
Target allocation 2015	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	60.00%
Target allocation 2015	60.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	40.00%
Target allocation 2015	40.00%